E&E ASSETS - Fourmile Basin Property (Details) - USD ($)								12 Months Ended
	Dec. 18, 2023	Nov. 16, 2023	Jun. 01, 2023	May 16, 2023	Apr. 13, 2023	Nov. 16, 2022	May 16, 2022	Dec. 31, 2023
E&E ASSETS
Write-off of E & E assets								$ 2,252,786
Kelly Creek
E&E ASSETS
Write-off of E & E assets			$ 353,456					353,456
Lone Mountain
E&E ASSETS
Write-off of E & E assets								0
Pre-production payments made in cash								80,000
Required minimum E&E expenditures, October 24, 2020								150,000
Required minimum E&E expenditures, October 24, 2021								250,000
Required minimum E&E expenditures, October 24, 2022								300,000
Required minimum E&E expenditures, October 24, 2023								$ 300,000
Percentage of net smelter return royalty								3.00%
Reduction in net smelter return royalty upon payment of specified amount								0.50%
Payment to reduce net smelter return royalty								$ 2,000,000
Percentage of net smelter return royalty upon payment of specified amount								2.50%
Miller
E&E ASSETS
Write-off of E & E assets	$ 1,015,468							$ 1,015,468
Stockade Mountain
E&E ASSETS
Write-off of E & E assets								0
Pre-production payments made in cash		$ 15,000		$ 10,000		$ 10,000	$ 15,000
Required minimum E&E expenditures, October 24, 2020								$ 30,000
Percentage of net smelter return royalty								2.00%
Reduction in net smelter return royalty upon payment of specified amount								50.00%
Percentage of net smelter return royalty for third-pay claims upon payment of specified amount								0.25%
Payment to reduce net smelter return royalty								$ 10,000,000
Percentage of net smelter return royalty upon payment of specified amount								1.00%
Fourmile Basin
E&E ASSETS
Write-off of E & E assets					$ 883,862			$ 883,862